BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Asset-Backed Securities — 0.6%
United States — 0.6%
(a)
AMSR Trust:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... USD 3,000 $ 3,046,606
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 3,003,209
FirstKey Homes Trust, Series 2020-
SFR1, Class E, 2.79%, 08/17/37 . 3,000 3,067,865
Progress Residential Trust, Series
2020-SFR3, Class E, 2.30%,
10/17/27 ................. 3,000 3,001,031
12,118,711
Total Asset-Backed Securities — 0.6%
(Cost: $12,048,262) .............................. 12,118,711
Corporate Bonds — 0.1%
United States — 0.1%
Continental Resources, Inc., 3.80%,
06/01/24 ................. 600 553,500
Endeavor Energy Resources LP,
5.50%, 01/30/26
(a)
........... 1,000 992,500
Jagged Peak Energy LLC, 5.88%,
05/01/26 ................. 1,000 995,000
2,541,000
Total Corporate Bonds — 0.1%
(Cost: $2,657,754) .............................. 2,541,000
Foreign Government Obligations — 6.6%
Brazil — 0.2%
Federative Republic of Brazil, 4.50%,
05/30/29 ................. 3,348 3,563,528
China — 4.4%
People's Republic of China, 1.99%,
04/09/25 ................. CNY 624,100 88,060,757
Colombia — 0.3%
Republic of Colombia, 4.50%, 03/15/29 USD 4,500 5,041,406
Indonesia — 0.4%
Republic of Indonesia:
4.13%, 01/15/25 ............ 4,000 4,468,750
4.75%, 01/08/26 ............ 3,500 4,066,563
8,535,313
Israel — 0.3%
State of Israel Government Bond,
3.88%, 07/03/50 ............ 4,968 5,958,495
Italy — 0.2%
Republic of Italy, 1.36%, 05/15/28
(a)
.. EUR 3,816 4,799,099
Mexico — 0.6%
United Mexican States:
3.25%, 04/16/30 ............ USD 10,340 10,608,840
4.75%, 04/27/32 ............ 1,890 2,139,834
12,748,674
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 4.38%,
04/16/29 ................. 3,656 4,284,375
Total Foreign Government Obligations — 6.6%
(Cost: $128,555,810) ............................. 132,991,647
Security Shares Value
Investment Companies — 0.6%*
iShares J.P. Morgan USD Emerging
Markets Bond ETF ........... 83,000 $ 9,203,870
iShares U.S. Real Estate ETF ..... 24,000 1,916,160
Total Investment Companies — 0.6%
(Cost: $10,975,947) .............................. 11,120,030
Pa r (000)
U.S. Government Sponsored Agency Securities — 1.5%
Commercial Mortgage-Backed Securities — 1.5%
(b)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL4F, Class A2AS,
3.68%, 10/25/25 ............ USD 2,982 3,270,127
Federal Home Loan Mortgage Corp.
Variable Rate Notes:
Series 2016-K60, Class B,
3.66%, 12/25/49
(a)
....... 2,000 2,180,485
Series 2017-K61, Class B,
3.81%, 12/25/49
(a)
....... 3,000 3,302,187
Series 2017-K62, Class B,
4.00%, 01/25/50
(a)(c)
...... 2,500 2,640,657
Series 2017-K65, Class B,
4.21%, 07/25/50
(a)
....... 2,000 2,245,618
Series 2018-K73, Class B,
3.98%, 02/25/51
(a)
....... 1,350 1,494,623
Series 2018-K82, Class B,
4.27%, 09/25/28
(a)
....... 2,043 2,333,068
Series 2018-K83, Class B,
4.42%, 11/25/51
(a)
....... 2,000 2,307,380
Series 2019-K91, Class B,
4.40%, 04/25/51
(a)
....... 2,000 2,315,186
Series 2019-K94, Class B,
4.10%, 07/25/52
(a)
....... 2,000 2,282,331
Series 2020-K737, Class B,
3.41%, 01/25/53
(a)
....... 932 1,012,799
Series W5FX, Class AFX,
3.34%, 04/25/28 ........ 2,500 2,830,947
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2017-M14, Class A2,
2.97%, 11/25/27 ............ 2,500 2,818,267
31,033,675
Total U.S. Government Sponsored Agency Securities
—
1.5%
(Cost: $28,616,312) .............................. 31,033,675
U.S. Treasury Obligations — 110.8%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... 65,280 77,554,425
2.00%, 01/15/26 ............ 28,849 33,984,815
1.75%, 01/15/28 ............ 24,903 30,338,004
3.63%, 04/15/28 ............ 22,717 31,159,658
2.50%, 01/15/29 ............ 21,820 28,511,900
3.88%, 04/15/29 ............ 27,560 39,633,195
3.38%, 04/15/32 ............ 9,399 14,276,959
2.13%, 02/15/40 - 02/15/41 ..... 30,751 47,554,140
0.75%, 02/15/42 - 02/15/45 ..... 65,247 82,713,086
0.63%, 02/15/43 ............ 22,878 28,229,819
1.38%, 02/15/44 ............ 31,399 44,729,084
1.00%, 02/15/46 - 02/15/49 ..... 57,319 78,863,095
0.88%, 02/15/47 ............ 21,902 29,179,448
0.25%, 02/15/50 ............ 18,327 21,661,947

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Notes:
0.13%, 01/15/22 - 07/15/30 ..... USD 544,144 $ 575,748,601
0.13%, 01/15/23
(d)
........... 115,599 119,162,258
0.63%, 04/15/23 - 01/15/24
(d)
.... 291,818 306,474,259
0.38%, 07/15/23 - 07/15/27 ..... 238,942 258,946,988
0.50%, 04/15/24 - 01/15/28 ..... 101,771 111,424,817
0.25%, 01/15/25
(d)
........... 66,786 71,264,846
0.63%, 01/15/26 ............ 54,901 60,527,802
0.75%, 07/15/28 ............ 49,157 56,646,969
0.88%, 01/15/29 ............ 40,622 47,333,070
0.25%, 07/15/29 ............ 47,916 53,612,486
Total U.S. Treasury Obligations — 110.8%
(Cost: $2,051,704,729) ........................... 2,249,531,671
Total Long-Term Investments — 120.2%
(Cost: $2,234,558,814) ........................... 2,439,336,734
Security Shares Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
(e)*
..... 15,117,756 $ 15,117,756
Total Short-Term Securities — 0.7%
(Cost: $15,117,756) .............................. 15,117,756
Total Options Purchased — 0.2%
(Cost: $2,417,155) .............................. 3,149,332
Total Investments Before Options Written and Investments Sold
Short — 121.1%
(Cost: $2,252,093,725) ........................... 2,457,603,822
Total Options Written — (0.1)%
(Premiums Received — $1,617,325) .................. (2,366,034)
Investments Sold Short — (1.0)%
U.S. Treasury Obligations — (1.0)%
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/30 ............ USD 17,624 (19,482,284)
Total U.S. Treasury Obligations — (1.0)%
(Proceeds: $18,492,401) ..........................
(19,482,284)
Total Investments Sold Short — (1.0)%
(Proceeds: $18,492,401 ) .......................... (19,482,284)
Total Investments Net of Options Written and Investments Sold
Short — 120.0%
(Cost: $2,231,983,999) ........................... 2,435,755,504
Liabilities in Excess of Other Assets — (20.0)% ........... (405,973,514)
Net Assets — 100.0% .............................. $ 2,029,781,990
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 3,223,483 $ 11,894,273 $ — $ — $ — $ 15,117,756 15,117,756 $ 25,274 $ —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
.... — 295,744,356 (300,818,671) 5,074,315 — — — 292,147 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF — 198,645,844 (190,491,983) 790,219 259,790 9,203,870 83,000 221,800 —
iShares Trust 1-5 Year Investment
Grade Corporate Bond ETF
(b)
— 2,750,951 (2,755,104) 4,153 — — — — —
iShares U.S. Real Estate ETF . — 2,031,866 — — (115,706) 1,916,160 24,000 11,507 —
$ 5,868,687 $ 144,084 $ 26,237,786 $ 550,728 —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accru ed Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Bank of America Securities,
Inc. .............. 0.16% 09/28/20 10/05/20   $ 163,875,000 $ 163,877,185 U.S. Treasury Obligations Up to 30 days
Bank of America Securities,
Inc. .............. 0.11 09/30/20 10/01/20   104,868,750 104,869,071 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   73,806,920 73,807,248 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   71,217,500 71,217,816 U.S. Treasury Obligations Overnight
Bank of America Securities,
Inc. .............. 0.16 09/30/20 10/01/20   119,202,823 119,203,353 U.S. Treasury Obligations Overnight
$ 532,970,993 $ 532,974,673

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 195 12/08/20 $ 25,673 $ (4,010)
U.S. Treasury 10 Year Note ................................................... 162 12/21/20 22,604 (221)
U.S. Treasury 2 Year Note .................................................... 1 12/31/20 221 116
90-day Eurodollar ......................................................... 720 09/13/21 179,658 109,757
90-day Eurodollar ......................................................... 720 12/13/21 179,622 125,996
90-day Eurodollar ......................................................... 720 03/14/22 179,604 (38,187)
90-day Eurodollar ......................................................... 720 06/13/22 179,586 (46,174)
147,277
Short Contracts
Euro-Bund .............................................................. 42 12/08/20 8,594 1,859
WTI Crude Oil
(a)
........................................................... 95 12/18/20 3,875 155,966
U.S. Treasury 10 Year Ultra Note ............................................... 196 12/21/20 31,345 (8,675)
U.S. Treasury Long Bond .................................................... 8 12/21/20 1,410 (2,026)
U.S. Treasury Ultra Bond .................................................... 78 12/21/20 17,301 20,052
U.S. Treasury 5 Year Note .................................................... 1,229 12/31/20 154,892 (17,599)
90-day Eurodollar ......................................................... 720 09/18/23 179,388 (312,754)
90-day Eurodollar ......................................................... 720 12/18/23 179,298 (322,704)
90-day Eurodollar ......................................................... 720 03/18/24 179,235 70,826
90-day Eurodollar ......................................................... 720 06/17/24 179,145 16,859
(398,196)
$ (250,919)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 86,287 EUR 73,000 State Street Bank and Trust Co. 10/05/20 $ 694
USD 1,096,504 EUR 917,000 UBS AG 10/05/20 21,297
CAD 26,714,060 USD 20,000,000 JPMorgan Chase Bank NA 10/09/20 62,830
EUR 4,130,000 USD 4,835,358 Bank of America NA 12/16/20 15,388
USD 9,669,198 EUR 8,172,000 Citibank NA 12/16/20 71,063
171,272
AUD 27,903,187 USD 20,000,000 JPMorgan Chase Bank NA 10/09/20 (14,063)
EUR 17,052,813 USD 20,000,000 JPMorgan Chase Bank NA 10/09/20 (3,530)
GBP 15,469,651 USD 20,000,000 JPMorgan Chase Bank NA 10/09/20 (38,117)
USD 20,000,000 AUD 28,370,686 JPMorgan Chase Bank NA 10/09/20 (320,787)
USD 20,000,000 CAD 26,782,540 JPMorgan Chase Bank NA 10/09/20 (114,260)
USD 20,000,000 EUR 17,171,465 JPMorgan Chase Bank NA 10/09/20 (135,603)
USD 20,000,000 GBP 15,573,777 JPMorgan Chase Bank NA 10/09/20 (96,248)
USD 23,452,075 CNY 160,000,000 HSBC Bank plc 12/16/20 (7,843)
USD 65,371,046 CNY 449,445,550 Standard Chartered Bank 12/16/20 (528,675)
(1,259,126)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HIPCx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ – $ – $ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... BNP Paribas SA 10/06/20 USD 0.61 AUD 14,000 $ 1,503,327
USD Currency ........................... Bank of America NA 10/06/20 JPY 108.45 USD 11,000 13
1,503,340
Put
AUD Currency ........................... BNP Paribas SA 10/06/20 USD 0.61 AUD 14,000 1
USD Currency ........................... Bank of America NA 10/06/20 JPY 108.45 USD 11,000 308,308
USD Currency ........................... Deutsche Bank AG 12/22/20 CNH 6.80 USD 30,000 318,633
626,942
$ 2,130,282
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.87 % Goldman Sachs Bank USA 03/18/21 USD 1,000,000 $ 1,019,050 $ 865,000 $ 154,050
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ............................. JPMorgan Chase Bank NA 10/06/20 USD 0.61 AUD 14,000 $ (1,503,327)
USD Currency ............................. JPMorgan Chase Bank NA 10/06/20 JPY 108.45 USD 11,000 (13)
–
(1,503,340)
–
Put
AUD Currency ............................. JPMorgan Chase Bank NA 10/06/20 USD 0.61 AUD 14,000 (1)
USD Currency ............................. JPMorgan Chase Bank NA 10/06/20 JPY 108.45 USD 11,000 (308,308)
USD Currency ............................. Deutsche Bank AG 12/22/20 CNH 6.75 USD 30,000 (216,665)
–
(524,974)
–
$ (2,028,314)
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 1.17 % Goldman Sachs Bank USA 03/18/2021 USD 1,000,000 $ (337,720) $ (216,000) $ (121,720)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SONIA At Termination 0.02% At Termination 05/26/22
(a)
05/26/23 GBP 2,578 $ 3,953 $ — $ 3,953
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 10,145 5,160 — 5,160
1 day
REPO_CORRA Semi-Annual
0.49%
Semi-Annual 08/16/22
(a)
08/16/23 CAD 10,145 6,299 — 6,299
1 day
REPO_CORRA At Termination
0.49%
At Termination 08/25/22
(a)
08/25/23 CAD 10,400 6,008 — 6,008
1 day SONIA At Termination (0.02)% At Termination 08/26/22
(a)
08/26/23 GBP 1,320 1,192 — 1,192
1 day SONIA At Termination (0.04)% At Termination 08/26/22
(a)
08/26/23 GBP 1,320 891 — 891
3 month BA Semi-Annual 0.76% Semi-Annual 08/29/22
(a)
08/29/23 CAD 260,000 69,509 — 69,509
0.30% Semi-Annual 3 month LIBOR Quarterly 09/01/22
(a)
09/01/23 USD 195,000 31,747 — 31,747
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 24,000 4,445 — 4,445
1 day SONIA At Termination (0.15)% At Termination 09/19/22
(a)
09/19/23 GBP 10,295 (8,065) 4,409 (12,474)
1 day SONIA At Termination (0.17)% At Termination 09/21/22
(a)
09/21/23 GBP 19,400 (22,551) — (22,551)
1 day SONIA At Termination (0.12)% At Termination 09/22/22
(a)
09/22/23 GBP 17,600 (8,209) — (8,209)
1 day SONIA At Termination (0.13)% At Termination 09/22/22
(a)
09/22/23 GBP 17,600 (10,939) — (10,939)
1 day SONIA At Termination (0.09)% At Termination 09/26/22
(a)
09/26/23 GBP 22,300 — — —
1 day SONIA At Termination (0.10)% At Termination 09/28/22
(a)
09/28/23 GBP 11,800 (2,753) — (2,753)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 1,760 2,032 — 2,032
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 2,158 — 2,158
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 590 2,048 — 2,048
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/18/25 CAD 1,340 (684) — (684)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 09/18/25 CAD 4,045 (1,083) — (1,083)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 2,300 (1,232) — (1,232)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 2,300 (974) — (974)
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 24,571 (113,769) — (113,769)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 24,571 84,728 — 84,728
$ 49,911 $ 4,409 $ 45,502
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.85)% At Termination 05/11/21 USD 90,000 $ (1,682,493) $ — $ (1,682,493)
1 month USCPI At Termination (0.77)% At Termination 05/12/21 USD 90,000 (1,627,062) — (1,627,062)
0.03% At Termination 1 month USCPI At Termination 05/11/22 USD 90,000 2,121,468 — 2,121,468
0.10% At Termination 1 month USCPI At Termination 05/12/22 USD 90,000 2,022,142 — 2,022,142
1.20% At Termination 1 month HICPXT At Termination 01/15/30 EUR 2,250 (124,350) — (124,350)
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 1,880 37,564 — 37,564
1.05% At Termination 1 month HICPXT At Termination 02/15/30 EUR 2,070 (71,455) — (71,455)
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 03/15/30 GBP 910 (18,145) — (18,145)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 590 (8,819) — (8,819)
0.99% At Termination 1 month HICPXT At Termination 08/15/30 EUR 300 (3,906) — (3,906)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 08/15/30 GBP 1,140 (14,031) — (14,031)
$ 630,913 $ — $ 630,913

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.21%
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
BA Canadian Bankers Acceptances
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate
WTI West Texas Intermediate

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 12,118,711 $ — $ 12,118,711
Corporate Bonds ........................................ — 2,541,000 — 2,541,000
Foreign Government Obligations .............................. — 132,991,647 — 132,991,647
Investment Companies .................................... 11,120,030 — — 11,120,030
U.S. Government Sponsored Agency Securities .................... — 28,393,018 2,640,657 31,033,675
U.S. Treasury Obligations ................................... — 2,249,531,671 — 2,249,531,671
Short-Term Securities ....................................... 15,117,756 — — 15,117,756
Options Purchased:
Foreign currency exchange contracts ........................... — 2,130,282 — 2,130,282
Interest rate contracts ...................................... — 1,019,050 — 1,019,050
Liabilities:
Investments Sold Short .................................... — (19,482,284) — (19,482,284)
$ 26,237,786 $ 2,409,243,095 $ 2,640,657 $ 2,438,121,538
Derivative Financial Instruments
(a)
Assets:
Commodity contracts ....................................... $ 155,966 $ — $ — $ 155,966
Foreign currency exchange contracts ............................ — 171,272 — 171,272
Interest rate contracts ....................................... 345,465 220,170 — 565,635
Other contracts ........................................... — 4,181,174 — 4,181,174
Liabilities:
Foreign currency exchange contracts ............................ — (3,287,440) — (3,287,440)
Interest rate contracts ....................................... (752,350) (512,388) — (1,264,738)
Other contracts ........................................... — (3,550,261) — (3,550,261)
$ (250,919) $ (2,777,473) $ — $ (3,028,392)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2020
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $532,974,673 are categorized as Level 2 within the disclosure hierarchy.